Share-based compensation expenses (Tables)	12 Months Ended
Dec. 31, 2025
Share-based compensation expenses
Schedule of activities of the service-based share options granted

	Options	Weighted Average	Weighted Average Remaining	Average
	Outstanding	Exercise Price US$	Contractual Life (In years)	Intrinsic Value
Outstanding as of December 31, 2024	25,895	1.00	0.22	—
Granted	—	—	—	—
Exercised	(7,500)	—	—	—
Forfeited	(12,090)	1.00	—	—
Outstanding as of December 31, 2025	6,305	—	0.00	—
Vested and exercisable as of December 31, 2025	6,305	—	0.00	—

Employee Stock Option
Share-based compensation expenses
Schedule of activities of the service-based share options granted

			Weighted Average
		Weighted Average	Remaining	Average
	Options	Exercise	Contractual	Intrinsic
	Outstanding	Price US$	Life (In years)	Value
Outstanding as of December 31, 2024	1,961,750	0.3015	4.95	5
Exercised	—	—	—	—
Forfeited	—	—	—	—
Outstanding as of December 31, 2025	1,961,750	0.3015	3.95	5
Vested and exercisable as December 31, 2025	1,961,750	0.3015	3.95	5

Employee Stock Option Awards Of Ziitech Pty Ltd
Share-based compensation expenses
Schedule of activities of the service-based share options granted

Weighted Average
	Number	Grant Date
	Outstanding	Fair Value (US$)
Unvested as of December 31, 2024	—	—
Acquisition of Ziitech	54,157	2.19
Vested	—	—
Forfeited	—	—
Unvested as of December 31, 2025	54,157	2.19